Results for the Year - Deferred share activity (Details)		12 Months Ended
	Jan. 01, 2022 EquityInstruments USD ($)	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2021 EquityInstruments kr / shares	Dec. 31, 2021 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	406,000	406,000	600,000	700,000
Forfeited				(100,000)
Exercised			(194,000)
Outstanding at end of year		406,000	406,000	600,000
Exercisable at end of year					326,000	326,000
Share-based payment costs | $		$ 1,000	$ 334,000	$ 2,145,000
Exercise price per share | (per share)					kr 0.01	$ 0.0015
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs | $			63,000	625,000
General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs | $		$ 1,000	$ 271,000	$ 1,520,000
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	356,000	356,000	356,000	406,000
Forfeited		0		(50,000)
Granted		0
Exercised		0
Outstanding at end of year		356,000	356,000	356,000
Exercisable at end of year					316,000	316,000
Employees and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	50,000	50,000	244,000	294,000
Forfeited				(50,000)
Exercised			(194,000)
Outstanding at end of year		50,000	50,000	244,000
Exercisable at end of year					10,000	10,000
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised | $	(326,000)